Commitments and Contingent Liabilities (Tables)	12 Months Ended
Dec. 31, 2019
Commitments and Contingencies Disclosure [Abstract]
Schedule of Lease Expense
Operating lease cost for the year ended December 31, 2019 was comprised of the following:

Twelve months ended December 31
2019
($ in thousands)
Operating lease expense	358
Short-term lease expense	8
Variable lease expense	-
366

Schedule of Supplemental Information Related to Leases

Supplemental information related to leases are as follows:

December 31
2019
($ in thousands)
Operating lease right-of-use assets	937
Current Operating lease liabilities	(362)
Non-current operating lease liabilities	(653)

Other information:

Operating cash flows from operating leases (cash paid in thousands)	(366)
Weighted Average Remaining Lease Term	1.33
Weighted Average Discount Rate	9.07%

Schedule of Maturities of Lease Liabilities	Maturities of lease liabilities are as follows:
Amount
($ in thousands)
2020	388
2021	389
2022	360
Total lease payments	1,137
Less imputed interest	(122)
Total	1,015

Schedule of Future Contractual Obligations in Operating Lease

Future contractual obligations under the abovementioned operating lease agreements (not including the extension option) as of December 31, 2018 are as follows:

Amount
U.S. dollars in thousands
2019	337
2020	357
2021	26
Total	720